CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Jun. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical)
Allowance for doubtful accounts	$ 338,000	$ 772,000	$ 996,122
Reserve for damaged or obsolete inventory	192,000	192,000	127,016
Property and equipment accumulated depreciation	2,055,798	2,562,323	2,530,591
Monitoring equipment accumulated amortization	1,572,572	3,179,310	3,608,388
Intangible assets accumulated amortization	1,035,017	801,905	485,393
Accounts payable to related party			505,977
Series D 8% dividend, convertible, voting - par value	$ 0.0001	$ 0.0001	$ 0.0001
Series D 8% dividend, convertible, voting - shares designated	85,000	85,000	85,000
Series D 8% dividend, convertible, voting - shares outstanding	468	48,763	44,845
Series D 8% dividend, convertible, voting - aggregate liquidation preference	$ 467,507	$ 28,476,086
Common stock - par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock - shares authorized	15,000,000	15,000,000	15,000,000
Common stock - shares outstanding	5,896,294	3,096,642	2,518,117